Themes Uranium & Nuclear ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Industrial Products - 13.5%
BWX Technologies, Inc.	2,785	$ 542,100
Chengdu Guoguang Electric Co. Ltd. - Class A (a)	25,200	227,808
Lightbridge Corp. (a)	84,792	745,322
Mirion Technologies, Inc. (a)	34,801	623,982
NANO Nuclear Energy, Inc. (a)	25,930	548,160
NuScale Power Corp. (a)	83,323	835,730
RongFa Nuclear Equipment Co. Ltd. - Class A (a)	281,600	246,100
		3,769,202

Materials - 44.0% (b)
Alligator Energy Ltd. (a)	4,847,059	184,572
Atha Energy Corp. (a)	266,998	186,376
Bannerman Energy Ltd. (a)	300,050	652,301
Boss Energy Ltd. (a)	888,738	624,546
Cameco Corp.	8,511	867,513
Centrus Energy Corp. - Class A (a)	3,570	599,296
CGN Mining Co. Ltd.	2,094,898	651,747
Deep Yellow Ltd. (a)	728,961	704,049
Denison Mines Corp. (a)	280,959	861,746
Encore Energy Corp. (a)	418,511	545,916
Energy Fuels, Inc. (a)	45,030	652,935
IsoEnergy Ltd. (a)	75,477	752,508
Laramide Resources Ltd. (a)	106,854	42,192
Lotus Resources Ltd. (a)	707,301	323,201
Mega Uranium Ltd. (a)	326,177	121,892
NAC Kazatomprom JSC - GDR	4,132	283,868
NexGen Energy Ltd. (a)	93,459	877,754
Paladin Energy Ltd. (a)	112,009	721,208
Uranium Energy Corp. (a)	75,358	803,316
Uranium Royalty Corp. (a)	135,353	376,020
Ur-Energy, Inc. (a)	488,600	661,457
Yellow Cake PLC (a)(c)	111,972	782,730
		12,277,143

Tech Hardware & Semiconductors - 1.4%
Silex Systems Ltd. (a)	106,327	390,161

Utilities - 38.7% (b)
American Electric Power Co., Inc.	8,356	1,143,184
CGN Power Co. Ltd. - Class A	1,312,800	756,484
China National Nuclear Power Co. Ltd. - Class A	654,700	871,274
Constellation Energy Corp.	10,826	2,688,854
Duke Energy Corp.	8,687	1,099,600
Endesa SA	8,663	394,745
Kyushu Electric Power Co., Inc.	28,900	291,942
Oklo, Inc. (a)	17,922	937,858
PG&E Corp.	44,830	754,041
Public Service Enterprise Group, Inc.	12,776	1,036,900
Talen Energy Corp. (a)	1,370	526,436
TXNM Energy, Inc.	4,923	279,528
		10,780,846
TOTAL COMMON STOCKS (Cost $30,737,706)		27,217,352

TOTAL INVESTMENTS - 97.6% (Cost $30,737,706)		27,217,352
Other Assets in Excess of Liabilities - 2.4%	0.02437	679,789
TOTAL NET ASSETS - 100.0%		$ 27,897,141

Percentages are stated as a percent of net assets.

GDR - Global Depositary Receipt
JSC - Public Joint Stock Company PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $782,730 or 2.8% of the Fund’s net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Themes Uranium & Nuclear ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 26,894,151	$ 323,201	$ –	$ 27,217,352
Total Investments	$ 26,894,151	$ 323,201	$ –	$ 27,217,352

Refer to the Schedule of Investments for further disaggregation of investment categories.